Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Noncancelable operating lease expire date	Feb. 28, 2013
Noncancelable operating leases renewal option period	3 years
Deferred liability related to facility lease	$ 41	$ 12
Lease amendment, commencement Date	2014-07-15
Noncancelable operating lease rent expenses	$ 766	$ 598	$ 517
Extended Lease
Operating Leased Assets [Line Items]
Noncancelable operating lease expire date	Feb. 28, 2016